Document and Entity Information	May 31, 2018
Prospectus:
Document Type	497
Document Period End Date	May 31, 2018
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Apr. 25, 2019
Document Effective Date	Apr. 25, 2019
Prospectus Date	Oct. 01, 2018
International Growth Fund | International Growth Fund
Prospectus:
Trading Symbol	VCINX